Prepayments	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
PREPAYMENTS

NOTE 7 — PREPAYMENTS

	As of December 31,
	2024	2025
	RMB	RMB
Short-term prepayments
Advance to suppliers for services and educational content (1)	400,083	34,566,328
Long-term prepayments
Prepayment for educational content	25,471,027	—

(1)	As of December 31, 2024, short-term prepayments represent advance to suppliers for purchasing services or inventories. As of December 31, 2025, short-term prepayments represent advance to suppliers for purchasing educational contents. Pursuant to the agreement, the educational contents will be delivered to the Company before October 31, 2026.